Intangible assets - Narrative (Details) - CHF (SFr) SFr in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 55.8	SFr 55.3	SFr 54.2	SFr 58.3
Research and development expense	5.4	SFr 3.6
Impairment loss recognised in profit or loss, goodwill	0.0		0.0
Goodwill expected to be deductible for tax purposes	0.0
Intangible assets under development
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 0.6		SFr 0.3